================================================================================



--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  June 30, 2001
--------------------------------------------------------------------------------



                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.



                                   [GRAPHIC]
                               ------------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Fellow Shareholders:

For the six months ended June 30, 2001, the Value Line Special Situations Fund showed a total return of -10.87%, versus a total return of -6.70% for the Standard & Poor's 500, an unmanaged stock index(1).

Taking the longer view, your Fund remains ahead of the unmanaged S&P 500 for the three-year, five-year, and ten-year periods, compounding at 15.17% a year for the ten years ended June 30th.

Like last year, 2001 has been a difficult period for the stock market. This has been particularly true for "growth" stocks, the type of equities that this Fund emphasizes, as opposed to "value" stocks. On the plus side, your Fund finished ahead of all the major growth-stock indexes for the six-month period. The NASDAQ Composite Index(2), which is weighted toward technology stocks, returned -12.55%; and the Lipper Multi-Cap Growth Fund Index returned -14.76%. Within the Lipper multi-cap growth category, the Fund as of June 30th ranked 137 of 456 funds year-to-date, 101 of 403 for one year, 14 of 168 for five years, and 14 of 45 for ten years.

Our stock selection strategy is always to search for winners, then stick with them until they falter. The primary criteria in this search are earnings momentum and stock price momentum, relative to other companies. Technology-sector companies have suffered on both these measures, and now make up a significantly smaller portion of the portfolio than they did a year ago. Financial services and healthcare stocks, among others, are now a greater part of the portfolio. The median market capitalization of the Fund's holdings is currently about $3.5 billion, with a very wide range of $200 million to over $450 billion.

We will stay with our disciplined investment approach, while being alert to take advantage of better days ahead. Thank you for investing with us.

                                            Sincerely,

                                            /s/ Jean Bernhard Buttner

                                            Jean Bernhard Buttner
                                            Chairman and President

July 24, 2001

--------------------------------------------------------------------------------
(1.) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2.) The NASDAQ  Composite  Index  consists  of all stocks  traded on the NASDAQ
     National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.

Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which decelerated markedly during the opening six months of this year, with growth easing to less than 1% during the second quarter alone, now appears to be in the process of bottoming out. Indeed, going forward, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve, along with any that are likely to follow, the recently uneven comeback by the equities markets, the continued high levels of consumer confidence, and the further working down of excess inventories to combine to set into motion a slow and, at first, uneven business recovery.

We think that growth in the nation's gross domestic product will total 1%-2% during the third quarter, improve to the 2%-3% range in the final three months of this year, and then average 3%, or slightly more, in 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing, which continues to be rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in consumer and industrial demand arising from the weak economy, is now also being underpinned by recent reductions in energy costs and commodity prices. To be sure, as the economy improves, some increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with six interest rate reductions thus far this year, is likely to again come to the aid of a stumbling economy with one or more additional rate cuts over the summer and perhaps in the fall, as the nation's central bank strives to hopefully prevent the first domestic recession (i.e., consecutive quarters of declining gross domestic products) in more than a decade.

*Performance Data:

                                           Average         Growth of
                                           Annual         an Assumed
                                            Total         Investment
                                           Return         of $10,000
                                           ------         ----------
 1 year ended 6/30/01................      -23.12%          $ 7,688
 5 years ended 6/30/01...............      +18.76%          $23,624
10 years ended 6/30/01...............      +15.17%          $41,050

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Portfolio Highlights at June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                       Value           Percentage
Issue                                                  Shares      (in thousands)     of Net Assets
---------------------------------------------------------------------------------------------------
Microsoft Corp. ..................................     80,000          $5,840              1.8%
Elan Corp. plc (ADR) .............................     52,560           3,206              1.0
General Electric Co. .............................     60,000           2,925              0.9
Ivax Corp. .......................................     63,125           2,462              0.8
King Pharmaceuticals, Inc. .......................     42,843           2,303              0.7
Varian Medical Systems, Inc. .....................     31,000           2,217              0.7
AmeriCredit Corp. ................................     42,000           2,182              0.7
Wal-Mart Stores, Inc. ............................     44,000           2,147              0.7
Chico's FAS, Inc. ................................     72,000           2,142              0.7
International Game Technology ....................     32,000           2,008              0.6

Five Largest Industry Categories
                                                       Value         Percentage
Industry                                           (in thousands)   of Net Assets
---------------------------------------------------------------------------------------------------
Drug .............................................    $27,907           8.6%
Computer Software & Services .....................     26,503           8.2
Retail-Special Lines .............................     16,613           5.1
Financial Services-Diversified ...................     14,620           4.5
Medical Supplies .................................     12,680           3.9

Five Largest Net Security Purchases*
                                                        Cost
Issue                                              (in thousands)
---------------------------------------------------------------------------------------------------
Microsoft Corp. ..................................     $5,496
General Electric Co. .............................      2,883
PNC Financial Services Group, Inc. ...............      1,290
Electronic Data Systems Corp. ....................      1,266
Costco Wholesale Corp. ...........................      1,240

Five Largest Net Security Sales*
                                                      Proceeds
Issue                                              (in thousands)
---------------------------------------------------------------------------------------------------
Calpine Corp, ....................................     $3,598
Check Point Software Technologies Ltd. ...........      2,667
SDL,Inc ..........................................      2,011
Flextronics International Ltd. ...................      1,823
Symbol Technologies, Inc. ........................      1,730

* For the six month period ended 06/30/01


--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

COMMON STOCKS (95.5%)

             ADVERTISING (1.1%)
    30,000   Direct Focus, Inc.*....................      $  1,425
    12,000   Omnicom Group, Inc.....................         1,032
    21,000   TMP Worldwide, Inc.*...................         1,241
                                                          --------
                                                             3,698

             AEROSPACE/
               DEFENSE (3.1%)
    17,250   Alliant Techsystems, Inc.*.............         1,551
    31,000   BE Aerospace, Inc.*....................           591
    20,000   Boeing Co..............................         1,112
     7,000   Embraer Empresa Brasileira
                de Aeronautica S.A. (ADR)...........           273
    23,750   Engineered Support
                Systems, Inc........................           931
    20,000   General Dynamics Corp..................         1,556
    18,000   Goodrich Corporation...................           684
    14,000   L-3 Communications
                Holdings, Inc.*.....................         1,068
    22,000   Newport News
                Shipbuilding, Inc...................         1,348
    27,000   Precision Castparts Corp...............         1,010
                                                          --------
                                                            10,124

             AIR TRANSPORT (1.0%)
    64,000   Atlantic Coast Airlines
                Holdings, Inc.*.....................         1,919
    75,000   Southwest Airlines Co..................         1,387
                                                          --------
                                                             3,306

             APPAREL (0.2%)
     3,000   Coach, Inc.*...........................           114
    16,000   VF Corp................................           582
                                                          --------
                                                               696

             AUTO PARTS (0.5%)
    10,000   Johnson Controls, Inc..................           725
    12,000   Magna International Inc.
                Class "A"...........................           738
                                                          --------
                                                             1,463

             BANK (3.8%)
    25,000   BB&T Corp..............................           917
    32,000   BancWest Corp..........................         1,101
    16,000   Bank of New York Co., Inc. ............           768
    10,000   Commerce Bancorp, Inc..................           701
    20,000   FleetBoston Financial Corp.............           789
    42,000   Hibernia Corp. Class "A"...............           748
    32,000   National Commerce
                Financial Corp......................           780
    25,000   North Fork Bancorporation, Inc.........           775
    18,000   PNC Financial Services
                Group, Inc..........................         1,184
    31,000   Pacific Century Financial Corp.........           799
    28,000   Regions Financial Corp.................           896
    40,000   SouthTrust Corp........................         1,040
    31,000   Synovus Financial Corp.................           973
    17,000   Westamerica Bancorporation.............           667
                                                          --------
                                                            12,138

             BANK--MIDWEST (1.2%)
    18,000   Fifth Third Bancorp....................         1,081
    21,000   Northern Trust Corp....................         1,312
    34,000   TCF Financial Corp.....................         1,575
                                                          --------
                                                             3,968

             BEVERAGE--
               ALCOHOLIC (0.3%)
    26,000   Constellation Brands,
                Inc, Class "A"*.....................         1,066


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

             BEVERAGE--SOFT
               DRINK (0.3%)
    25,000   PepsiCo, Inc...........................      $  1,105

             BIOTECHNOLOGY (0.2%)
    21,000   Enzo Biochem, Inc.*....................           720

             BUILDING
               MATERIALS (1.0%)
    16,500   Dal-Tile International Inc.*...........           306
    13,000   Fluor Corp.............................           587
    16,000   Granite Construction Inc...............           407
    22,000   Insituform Technologies,
                Inc. Class "A"*.....................           803
    17,000   Jacobs Engineering
                Group, Inc.*........................         1,109
                                                          --------
                                                             3,212

             CABLE TV (0.7%)
    35,000   Charter Communications,
                Inc. Class "A"*.....................           817
    42,000   EchoStar Communications
                Corp. Class "A"*....................         1,362
                                                          --------
                                                             2,179

             CANADIAN ENERGY (0.1%)
    15,000   CONSOL Energy Inc......................           380

             CHEMICAL--
               DIVERSIFIED (0.6%)
    17,000   Air Products & Chemicals, Inc..........           778
    14,000   Aventis S.A. (ADR).....................         1,118
                                                          --------
                                                             1,896

             CHEMICAL--
               SPECIALTY (0.4%)
    13,000   Sigma-Aldrich Corp.....................           502
    13,000   SurModics, Inc.*.......................           764
                                                          --------
                                                             1,266

             COMPUTER &
               PERIPHERALS (0.8%)
    34,000   Cabletron Systems, Inc.*...............           777
    10,000   International Business
                Machines Corp.......................         1,130
    15,000   NCR Corp.*.............................           705
                                                          --------
                                                             2,612

             COMPUTER SOFTWARE &
               SERVICES (8.2%)
    30,000   Activision, Inc.*......................         1,178
    48,000   Actuate Corp.*.........................           458
    15,000   Advent Software, Inc.*.................           953
    17,000   Affiliated Computer Services,
                Inc. Class "A"*.....................         1,222
    52,000   Borland Software Corp.*................           811
    32,000   Cadence Design Systems, Inc.*..........           596
    24,000   Citrix Systems, Inc.*..................           838
     9,000   Comverse Technology, Inc.*.............           514
    13,000   DST Systems, Inc.*.....................           685
    20,000   Electronic Data
                Systems Corp........................         1,250
    18,000   Fair, Issac & Co., Inc.................         1,113
    15,000   First Data Corp........................           964
    21,000   Fiserv, Inc.*..........................         1,344
    32,000   Henry (Jack) & Associates, Inc.........           992
    10,000   MSC.Software Corp.*....................           187
     6,000   MapInfo Corp.*.........................           132
    10,000   Mentor Graphics Corp.*.................           175
    27,000   Mercury Interactive Corp.*.............         1,617
    80,000   Microsoft Corp.*.......................         5,840
    52,000   Networks Associates, Inc.*.............           647
    18,000   Rational Software Corp.*...............           505
    32,000   Siebel Systems, Inc.*..................         1,501
    46,000   SunGard Data Systems Inc.*.............         1,380
    22,000   Take-Two Interactive
                Software, Inc.*.....................           408
    20,000   THQ, Inc.*.............................         1,193
                                                          --------
                                                            26,503


--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

             DIVERSIFIED
               COMPANIES (2.3%)
    18,000   American Standard
                Companies, Inc.*....................      $  1,082
    11,000   Danaher Corp...........................           616
    19,000   Hillenbrand Industries, Inc............         1,085
    21,000   ITT Industries, Inc....................           929
     4,000   NACCO Industries, Inc.
                Class "A"...........................           312
    17,000   Teleflex, Inc..........................           748
    24,000   Tyco International Ltd.................         1,308
    17,000   United Technologies Corp...............         1,246
                                                          --------
                                                             7,326

             DRUG (8.6%)
    25,000   Andrx Group*...........................         1,925
    15,000   Aviron*................................           855
    18,000   Biopure Corp. Class "A"*...............           475
    13,000   Biosite Diagnostics Inc.*..............           583
    18,000   Cima Labs, Inc.*.......................         1,413
    10,000   Duramed Pharmaceuticals,
                Inc.*...............................           179
    52,560   Elan Corp. plc (ADR)*..................         3,206
    22,000   Forest Laboratories, Inc.*.............         1,562
    10,766   Genzyme Corp.-General
                Division*...........................           657
    12,000   Gilead Sciences, Inc.*.................           698
     5,000   ICOS Corp.*............................           320
    63,125   Ivax Corp.*............................         2,462
    42,843   King Pharmaceuticals, Inc.*............         2,303
    50,000   NBTY, Inc.*............................           622
    55,000   Perrigo Co.*...........................           918
    42,000   Pharmaceutical Product
                Development, Inc.*..................         1,281
    30,000   Quintiles Transnational
                Corp.*..............................           758
    39,000   Scios Inc.*............................           975
    19,000   Serologicals Corp.*....................           405
    16,682   Shire Pharmaceuticals Group
                PLC (ADR)*..........................           926
    39,000   SICOR, Inc.*...........................           901
    13,000   Taro Pharmaceutical
                Industries, Ltd.*...................         1,138
    24,000   Teva Pharmaceutical
                Industries Ltd. (ADR)...............         1,495
    22,000   Titan Pharmaceuticals, Inc.*...........           660
    11,000   Watson Pharmaceuticals, Inc.*..........           678
    30,000   XOMA Ltd.*.............................           512
                                                          --------
                                                            27,907

             E-COMMERCE (0.3%)
    26,000   BEA Systems, Inc.*.....................           798

             EDUCATIONAL
               SERVICES (1.8%)
    28,500   Apollo Group, Inc.
                Class "A"*..........................         1,210
    25,000   Career Education Corp.*................         1,498
    34,000   Corinthian Colleges, Inc.*.............         1,600
    10,000   Edison Schools, Inc.
                Class "A"*..........................           228
    25,000   Education Management Corp.*............         1,001
    10,000   ITT Educational Services, Inc.*........           450
                                                          --------
                                                             5,987

             ELECTRIC UTILITY-
               CENTRAL (0.5%)
     6,000   Arch Coal, Inc.........................           155
    15,000   Reliant Energy, Inc....................           483
    34,000   UtiliCorp United Inc...................         1,039
                                                          --------
                                                             1,677

             ELECTRIC UTILITY-
               EAST (0.2%)
    11,000   Exelon Corp............................           705

             ELECTRIC UTILITY-
               WEST (0.4%)
    29,000   UniSource Energy Corp..................           666
    23,000   Xcel Energy, Inc.......................           654
                                                          --------
                                                             1,320


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

             ELECTRICAL
               EQUIPMENT (1.3%)
    62,000   General Cable Corp.....................      $  1,150
    60,000   General Electric Co....................         2,925
                                                          --------
                                                             4,075

             ELECTRONICS (0.4%)
     4,000   CTS Corp...............................            82
     6,000   FEI Company*...........................           246
    46,000   Universal Electronics Inc.*............           828
                                                          --------
                                                             1,156

             ENTERTAINMENT (1.0%)
    26,000   AOL Time Warner, Inc.*.................         1,378
    14,000   Entercom Communications
                Corp.*..............................           751
    27,000   Univision Communications,
                Inc. Class "A"*.....................         1,155
                                                          --------
                                                             3,284

             ENTERTAINMENT
               TECHNOLOGY (1.3%)
    16,000   Electronic Arts Inc.*..................           926
    31,258   Gemstar-TV Guide
                International, Inc.*................         1,375
    19,000   Macrovision Corp.*.....................         1,302
    16,000   Pixelworks, Inc.*......................           572
                                                          --------
                                                             4,175

             ENVIRONMENTAL (0.9%)
    43,000   Allied Waste Industries, Inc.*.........           803
    35,000   Tetra Tech, Inc.*......................           952
    33,000   Waste Management, Inc..................         1,017
                                                          --------
                                                             2,772

             FINANCIAL SERVICES--
               DIVERSIFIED (4.5%)
    42,000   AmeriCredit Corp.*.....................         2,182
    20,000   Bisys Group, Inc. (The)*...............         1,180
    14,000   Block (H. & R.), Inc...................           904
    16,000   Capital One Financial Corp.............           960
    45,000   Cendant Corp.*.........................           878
    28,000   Citigroup, Inc.........................         1,480
    13,000   Concord EFS, Inc.*.....................           676
    20,000   Doral Financial Corp...................           686
    14,000   Federal National Mortgage
                Association.........................         1,192
    30,000   Fidelity National
                Financial, Inc......................           737
    14,000   Heller Financial, Inc.
                Class "A"...........................           560
    15,000   Investment Technology
                Group, Inc.*........................           754
    11,000   Investors Financial Services
                Corp................................           737
    10,000   Loews Corp.............................           644
    10,000   MGIC Investment Corp...................           726
     8,000   Radian Group, Inc......................           324
                                                          --------
                                                            14,620
             FOOD PROCESSING (0.1%)
     8,500   Kraft Foods Inc. Class "A"*............           264

             FOOD WHOLESALERS (0.3%)
    28,000   Fleming Companies, Inc.................         1,000

             FURNITURE/HOME
               FURNISHINGS (0.2%)
    16,500   Ethan Allen Interiors, Inc.............           536

             GROCERY (0.1%)
     9,000   Winn-Dixie Stores, Inc.................           235

             HEALTHCARE
               INFORMATION
               SERVICES (0.6%)
    28,000   Cerner Corp.*..........................         1,176
    32,000   IMS Health, Inc........................           912
                                                          --------
                                                             2,088
             HOME APPLIANCE (0.2%)
    15,000   Toro Company (The).....................           674


--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

             HOMEBUILDING (0.1%)
     9,000   Centex Corp............................      $    367

             HOTEL/GAMING (2.5%)
    14,000   Anchor Gaming*.........................           905
    43,000   Argosy Gaming Company*.................         1,194
    25,000   Harrah's Entertainment, Inc.*..........           882
    32,000   International Game
                Technology*.........................         2,008
    27,000   MGM Mirage, Inc........................           809
    18,000   Marriott International, Inc.
                Class "A"...........................           852
    46,000   WMS Industries, Inc.*..................         1,480
                                                          --------
                                                             8,130

             HOUSEHOLD
               PRODUCTS (0.4%)
    14,000   Rent-A-Center, Inc.*...................           736
    10,000   Scotts Company (The)
                Class "A"*..........................           415
                                                          --------
                                                             1,151

             INDUSTRIAL
               SERVICES (1.6%)
    12,000   Amdocs Ltd.*...........................           646
    12,000   CSG Systems International,
                Inc.*...............................           696
    19,000   Emcor Group, Inc.*.....................           687
    17,000   Iron Mountain, Inc.*...................           762
     5,500   Professional Detailing, Inc.*..........           506
    20,000   Sabre Holdings Corp.
                Class "A"*..........................         1,000
    23,000   SmartForce PLC (ADR)*..................           810
                                                          --------
                                                             5,107

             INSURANCE--LIFE (0.3%)
    26,000   AFLAC, Inc.............................           819

             INSURANCE--PROPERTY/
               CASUALTY (2.8%)
    40,000   ACE Ltd................................         1,564
    15,000   Allstate Corp. (The)...................           660
    15,000   Berkley (W.R.) Corp....................           621
    14,000   Chubb Corp. (The)......................         1,084
    10,000   HCC Insurance Holdings, Inc............           245
    45,000   Old Republic International
                Corp................................         1,305
    28,000   PartnerRe Ltd..........................         1,551
     6,000   Progressive Corp.......................           811
    22,000   St. Paul Companies, Inc................         1,115
                                                          --------
                                                             8,956

             INTERNET (1.5%)
    49,000   Centra Software, Inc.*.................           832
    38,000   efunds Corp.*..........................           707
    10,000   homestore.com, Inc.*...................           350
    59,000   IndyMac Bancorp, Inc.*.................         1,581
    19,000   Retek Inc.*............................           911
    29,000   S1 Corp.*..............................           406
                                                          --------
                                                             4,787
             MACHINERY (0.8%)
    18,000   Foster Wheeler Ltd.....................           163
    21,500   Flowserve Corp.*.......................           661
    28,000   Stanley Works..........................         1,173
    22,000   Stewart & Stevenson
                Services, Inc.......................           726
                                                          --------
                                                             2,723
             MEDICAL SERVICES (3.7%)
    24,000   AdvancePCS*............................         1,537
    26,000   AmeriPath, Inc.*.......................           762
    80,000   Beverly Enterprises, Inc.*.............           856
    35,000   DaVita, Inc.*..........................           712
    31,000   ESC Medical Systems Ltd.*..............           894
    36,000   First Health Group Corp.*..............           868
     9,000   Laboratory Corp. of America
                Holdings*...........................           692
    24,000   LifePoint Hospitals, Inc.*.............         1,063
    34,000   Lincare Holdings, Inc.*................         1,020
     8,000   Pediatrix Medical Group, Inc.*.........           266
    22,000   Quest Diagnostics, Inc.*...............         1,647
    34,000   Tenet Healthcare Corp.*................         1,754
                                                          --------
                                                            12,071


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

             MEDICAL SUPPLIES (3.9%)
    18,500   Biomet, Inc............................      $    889
    10,900   Cardinal Health, Inc...................           752
    18,000   Cooper Companies, Inc..................           925
    72,000   Cytyc Corp.*...........................         1,660
    23,000   DENTSPLY International,
                Inc.................................         1,020
    34,000   Henry Schein, Inc.*....................         1,300
    22,702   Medtronic, Inc.........................         1,045
    34,000   Patterson Dental Co.*..................         1,122
    33,000   Respironics, Inc.*.....................           982
    14,000   Stryker Corp...........................           768
    31,000   Varian Medical Systems, Inc.*..........         2,217
                                                          --------
                                                            12,680

             METAL FABRICATING (0.4%)
    30,000   Shaw Group, Inc.*......................         1,203

             METALS & MINING--
               GENERAL (0.4%)
    16,000   Alcoa, Inc.............................           630
    60,000   Freeport-McMoRan Copper &
                Gold, Inc. Class "B"*...............           663
                                                          --------
                                                             1,293

             NATURAL GAS--
               DISTRIBUTION (0.2%)
    19,000   Energen Corp...........................           524

             NATURAL GAS--
               DIVERSIFIED (0.5%)
    24,000   Enron Corp.............................         1,176
    39,000   XTO Energy, Inc........................           560
                                                          --------
                                                             1,736
             NEWSPAPER (0.2%)
    17,000   Tribune Co.............................           680

             OFFICE EQUIPMENT &
               SUPPLIES (0.2%)
    11,000   Lexmark International, Inc.*...........           740

             OILFIELD SERVICES/
               EQUIPMENT (0.7%)
     2,000   Core Laboratories N.V.*................            38
    14,000   Helmerich & Payne, Inc.................           431
    33,000   Key Energy Services, Inc.*.............           358
    28,000   National-Oilwell, Inc.*................           750
    14,000   Teekay Shipping Corp...................           560
                                                          --------
                                                             2,137

             PETROLEUM--
               INTEGRATED (0.2%)
    16,000   Valero Energy Corp.....................           588

             PETROLEUM--
               PRODUCING (0.9%)
    13,000   Evergreen Resources, Inc.*.............           494
    15,000   HS Resources, Inc.*....................           972
    11,000   Patterson-UTI Energy, Inc.*............           196
     5,000   Pioneer Natural
                Resources Co.*......................            85
    15,000   Precision Drilling Corp.*..............           469
    21,000   Triton Energy Limited*.................           688
                                                          --------
                                                             2,904

             PHARMACY (0.9%)
    46,000   Caremark Rx, Inc.*.....................           757
    18,000   Express Scripts, Inc.
                Class "A"*..........................           990
    80,000   Rite Aid Corp.*........................           720
    16,000   Syncor International Corp.*............           496
                                                          --------
                                                             2,963

             POWER (1.3%)
    39,600   AES Corp. (The)*.......................         1,705
    45,000   Calpine Corp.*.........................         1,701
    18,000   Mirant Corp.*..........................           619
                                                          --------
                                                             4,025


--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

             PRECISION
               INSTRUMENT (1.8%)
    27,000   Mettler Toledo International,
                Inc.*...............................      $  1,168
    54,000   PerkinElmer, Inc.......................         1,487
    36,000   SymmetriCom, Inc.*.....................           527
    38,000   Thermo Electron Corp.*.................           837
    34,000   Varian, Inc.*..........................         1,098
    22,000   Waters Corp.*..........................           607
                                                          --------
                                                             5,724
             PUBLISHING (0.4%)
    28,000   Scholastic Corp.*......................         1,179

             RAILROAD (0.6%)
    30,000   CSX Corp...............................         1,087
    18,000   Canadian Pacific Ltd...................           698
                                                          --------
                                                             1,785
             R.E.I.T. (0.2%)
    16,000   Chelsea Property Group, Inc............           750

             RECREATION (1.3%)
    24,000   Harley-Davidson, Inc...................         1,130
    56,000   Mattel, Inc............................         1,060
    20,000   SCP Pool Corp.*........................           689
    31,500   Shuffle Master, Inc.*..................           661
    36,000   Six Flags, Inc.*.......................           757
                                                          --------
                                                             4,297
             RESTAURANT (2.4%)
    39,000   Brinker International, Inc.*...........         1,008
    29,000   BUCA, Inc.*............................           631
    10,000   CEC Entertainment, Inc.*...............           493
    43,500   Cheesecake Factory, Inc. (The)*........         1,231
    43,000   Darden Restaurants, Inc................         1,200
    23,000   Jack in the Box, Inc.*.................           600
    20,000   RARE Hospitality
                International, Inc.*................           452
    60,800   Ruby Tuesday, Inc......................         1,040
    37,500   Sonic Corp.*...........................         1,190
                                                          --------
                                                             7,845

             RETAIL BUILDING
               SUPPLY (0.3%)
    14,000   Lowe's Companies, Inc..................         1,016

             RETAIL--SPECIAL
               LINES (5.1%)
    25,000   Abercrombie & Fitch Co.
                Class "A"*..........................         1,112
    56,000   Bed Bath & Beyond Inc.*................         1,747
    38,000   Borders Group, Inc.*...................           851
    72,000   Chico' s FAS, Inc.*....................         2,142
    16,000   Christopher & Banks Corp.*.............           522
    55,100   Intertan, Inc.*........................           771
    24,000   Lands' End, Inc.*......................           964
    19,000   Linens `N' Things, Inc.*...............           519
    23,000   99 Cents Only Stores*..................           689
    31,500   O'Reilly Automotive, Inc.*.............           904
    12,000   Payless ShoeSource, Inc.*..............           776
    60,000   Pep Boys-Manny
                Moe & Jack..........................           674
    27,000   Quiksilver, Inc.*......................           675
    34,000   Talbots, Inc. (The)....................         1,488
    32,000   Tiffany & Co...........................         1,159
    32,000   Too, Inc.*.............................           877
    30,000   Toys `R' Us, Inc.*.....................           743
                                                          --------
                                                            16,613

             RETAIL STORE (3.0%)
    25,000   BJ's Wholesale Club Inc.*..............         1,332
    30,000   Costco Wholesale Corp.*................         1,232
    51,000   Family Dollar Stores, Inc..............         1,307
    19,200   Kohl's Corp.*..........................         1,204
    22,000   May Department Stores Co...............           754
    36,000   Penney (J.C.) Co., Inc.................           949
    26,000   Target Corp............................           900
    44,000   Wal-Mart Stores, Inc...................         2,147
                                                          --------
                                                             9,825


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
----------------------------------------------------------------------

             SECURITIES
               BROKERAGE (0.5%)
     8,000   Goldman Sachs Group,
                Inc. (The)..........................      $    686
    10,000   Lehman Brothers Holdings, Inc..........           778
                                                          --------
                                                             1,464

             SEMICONDUCTOR (1.2%)
     5,000   ASM International N.V.*................            99
    22,000   Advanced Micro
                Devices, Inc.*......................           635
    50,000   Atmel Corp.*...........................           675
    41,000   Axcelis Technologies, Inc.*............           607
    21,000   International Rectifier Corp.*.........           716
    14,000   Mercury Computer
                Systems, Inc.*......................           693
    38,000   TranSwitch Corp.*......................           418
                                                          --------
                                                             3,843

             SHOE (1.0%)
    28,000   Genesco Inc.*..........................           941
    38,000   Reebok International Ltd.*.............         1,214
    25,000   Timberland Co. Class "A"*..............           988
                                                          --------
                                                             3,143

             STEEL--GENERAL (0.1%)
    32,000   Worthington Industries, Inc............           435

             TELECOMMUNICATIONS
               EQUIPMENT (1.1%)
    36,000   General Motors Corp.
                Class "H"*..........................           729
    24,000   Oak Technology, Inc.*..................           254
    54,000   Polycom, Inc.*.........................         1,247
    34,000   Scientific-Atlanta, Inc................         1,380
                                                          --------
                                                             3,610

             TELECOMMUNICATION
               SERVICES (0.2%)
    20,000   Qwest Communications
                International, Inc..................           637

             THRIFT (2.6%)
    29,000   Charter One Financial, Inc.............           925
    34,000   Dime Bancorp, Inc......................         1,267
    32,000   Golden State Bancorp, Inc..............           986
    27,000   New York Community
                Bancorp, Inc........................         1,017
    63,000   Sovereign Bancorp, Inc.................           819
    25,000   Staten Island Bancorp, Inc.............           696
    27,200   Washington Federal, Inc................           667
    30,000   Washington Mutual, Inc.................         1,126
    24,000   Webster Financial Corp.................           787
                                                          --------
                                                             8,290

             TIRE & RUBBER (0.2%)
    24,000   Goodyear Tire And Rubber
                Co. (The) ..........................           672

             TRUCKING/
               TRANSPORTATION
               LEASING (0.6%)
    11,000   Landstar System, Inc.*.................           748
    20,000   United Parcel Service, Inc.
                Class "B"...........................         1,156
                                                          --------
                                                             1,904

             WIRELESS
               NETWORKING (0.7%)
    17,000   Metro One Telecommunications,
                Inc.*...............................         1,103
    44,000   RF Micro Devices Inc.*.................         1,179
                                                          --------
                                                             2,282

             OTHER (0.2%)
    25,000   Massey Energy Corp.....................           494
                                                          --------
             TOTAL COMMON STOCKS
                AND TOTAL INVESTMENT SECURITIES (95.5%)
                (Cost $236,303,000) ................       308,323
                                                          --------


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

    Principal
      Amount                                              Value
  (in thousands)                                     (in thousands)
----------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.6%)
(including accrued interest)
   $ 4,000   Collateralized by $3,255,000
                U.S. Treasury Bonds 7.875%,
                due 2/15/21, with a value
                of $4,097,000 (with Morgan
                Stanley, Dean Witter &
                Co., 3.85%, dated 6/29/01,
                due 7/2/01, delivery value
                $4,001,283) ........................      $  4,001
     4,000   Collateralized by $3,580,000
                U.S. Treasury Bonds 10.75%,
                due 2/15/03, with a value of
                $4,082,000 (with State Street
                Bank & Trust Company,
                3.85%, dated 6/29/01,
                due 7/2/01, delivery value
                $4,001,283) ........................         4,001


                                                          Value
    Principal                                        (in thousands
      Amount                                        except per share
  (in thousands)                                          amount)
----------------------------------------------------------------------

     3,500   Collateralized by $3,441,000
                U.S. Treasury Bonds 6%,
                due 2/15/26, with a value of
                $3,556,000 (with UBS
                Warburg LLC, 3.88%,
                dated 6/29/01, due 7/2/01,
                delivery value $4,001,132) .........         3,501
                                                          --------

    TOTAL REPURCHASE
    AGREEMENTS
    (Cost $11,503,000) .............................        11,503

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.9%) .....................         3,069
                                                          --------

NET ASSETS (100.0%) ................................      $322,895
                                                          ========

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
OUTSTANDING SHARE
($322,895,337/ 15,386,954 shares
outstanding) .......................................      $  20.99
                                                          ========

*Non-income producing.

(ADR) American Depositary Receipts.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                              (In thousands
                                                             except per share
                                                                  amount)
                                                             ----------------
Assets:
Investment securities, at value
  (Cost--$236,303) ........................................      $ 308,323
Repurchase agreements
  (Cost--$11,503) .........................................         11,503
Cash ......................................................             24
Receivable for securities sold ............................          4,703
Receivable for capital shares sold ........................          2,063
Dividends receivable ......................................            130
Prepaid expenses ..........................................              3
                                                                 ---------
      Total Assets ........................................        326,749
                                                                 ---------
Liabilities:
Payable for securities purchased ..........................          2,356
Payable for capital shares repurchased ....................          1,151
Accrued expenses:
  Advisory fee ............................................            201
  Service and distribution plan
    fees payable ..........................................             67
  Other ...................................................             79
                                                                 ---------
      Total Liabilities ...................................          3,854
                                                                 ---------
Net Assets ................................................      $ 322,895
                                                                 =========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000, outstanding
  15,386,954 shares) ......................................      $  15,387
Additional paid-in capital ................................        227,332
Accumulated net investment loss ...........................           (636)
Undistributed net realized gain on
  investments .............................................          8,792
Net unrealized appreciation of
  investments .............................................         72,020
                                                                 ---------
Net Assets ................................................      $ 322,895
                                                                 =========
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($322,895,337 / 15,386,954
  shares outstanding) .....................................      $   20.99
                                                                 =========

Statement of Operations
for the six months ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                  (In thousands)
                                                   ------------
Investment Income:
Dividends (Net of foreign
  withholding taxes of $6) ......................    $    753
Interest ........................................         528
                                                     --------
      Total Income ..............................       1,281
                                                     --------
Expenses:
Advisory fee ....................................       1,265
Service and distribution plan fees ..............         422
Transfer agent ..................................          81
Custodian fees ..................................          46
Auditing and legal fees .........................          26
Postage .........................................          25
Registration fees ...............................          15
Telephone .......................................          14
Directors' fees and expenses ....................          12
Printing ........................................          10
Insurance, dues and other .......................           5
                                                     --------
      Total Expenses Before
        Custody Credits .........................       1,921
      Less: Custody Credits .....................          (4)
                                                     --------
      Net Expenses ..............................       1,917
                                                     --------
Net Investment Loss .............................        (636)
                                                     --------
Net Realized and Unrealized
  Gain on Investments:
      Net Realized Gain .........................       3,016
      Change in Net Unrealized
        Appreciation ............................     (46,013)
                                                     --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ................................     (42,997)
                                                     --------
Net Decrease in Net Assets
  from Operations ...............................    ($43,633)
                                                     ========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the six months ended June 30, 2001 (unaudited)
and for the year ended December 31, 2000
--------------------------------------------------------------------------------

                                                                         Six Months
                                                                            Ended          Year Ended
                                                                        June 30, 2001     December 31,
                                                                         (unaudited)          2000
                                                                       -------------------------------
                                                                                (In thousands)
Operations:
  Net investment loss .............................................      $    (636)       $  (3,084)
  Net realized gain on investments ................................          3,016           21,781
  Change in net unrealized appreciation ...........................        (46,013)         (48,769)
                                                                         --------------------------
  Net (decrease) increase in net assets from operations ...........        (43,633)         (30,072)
                                                                         --------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ..................             --          (27,045)
                                                                         --------------------------

Capital Share Transactions:
  Proceeds from sale of shares ....................................        352,478          866,937
  Proceeds from reinvestment of distributions to shareholders .....             --           25,327
  Cost of shares repurchased ......................................       (374,214)        (867,914)
                                                                         --------------------------
  Net (decrease) increase from capital share transactions .........        (21,736)          24,350
                                                                         --------------------------

Total Decrease in Net Assets ......................................        (65,369)         (32,767)

Net Assets:
  Beginning of period .............................................        388,264          421,031
                                                                         --------------------------
  End of period ...................................................      $ 322,895        $ 388,264
                                                                         ==========================
Accumulated Net Investment Loss, at End of Period .................      $    (636)       $      --
                                                                         ==========================

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                          Six Months
                                             Ended
                                            June 30,        Year Ended
                                              2001         December 31,
                                          (unaudited)          2000
                                         ------------------------------
Shares sold ...........................      16,923            30,371
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ...................          --             1,071
                                           --------------------------
                                             16,923            31,442
Shares repurchased ....................      18,024            30,497
                                           --------------------------
Net (decrease) increase ...............      (1,101)              945
                                           ==========================
Distributions per share from
  net realized gains ..................    $     --          $   1.71
                                           ==========================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                      Six Months
                                                         Ended
                                                     June 30, 2001
                                                      (unaudited)
                                                    --------------
                                                    (in thousands)
Purchases:
Investment Securities ............................      $163,135
                                                       =========
Sales:
Investment Securities.............................      $198,062
                                                       =========

At June 30, 2001, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $247,818,000. The aggregate appreciation and depreciation of investments at June 30, 2001, based on a comparison of investment values and their costs for federal income tax purposes, was $79,089,000 and $7,081,000 respectively, resulting in a net appreciation of $72,008,000.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  With
     Affiliates

An advisory fee of $1,265,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the period ended June 30, 2001. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2001, fees amounting to $422,000 were paid or payable to the Distributor under this Plan.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2001
--------------------------------------------------------------------------------

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the six months ended June 30, 2001, the Fund paid brokerage commissions totaling $179,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at June 30, 2001, owned 966,462 shares of the Fund's capital stock, representing 6.3% of the outstanding shares. In addition, certain officers and directors of the Fund owned 138,875 shares of the Fund, representing 0.9% of the shares outstanding.



--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         Six Months
                                            Ended                          Years Ended December 31,
                                        June 30, 2001   ----------------------------------------------------------------
                                         (unaudited)       2000          1999          1998          1997          1996
                                         -------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $23.55         $27.09        $17.70        $14.48        $13.34        $16.24
                                         -------------------------------------------------------------------------------
  Income (loss) from
    investment operations:
    Net investment (loss) income ....        (.04)          (.19)         (.04)         (.04)         (.02)          .26
    Net gains or losses on securities
      (both realized and unrealized)        (2.52)         (1.64)        10.83          4.30          4.15           .85
                                         -------------------------------------------------------------------------------
    Total from investment operations        (2.56)         (1.83)        10.79          4.26          4.13          1.11
                                         -------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income .............          --             --            --            --             #          (.26)
    Distributions from capital gains           --          (1.71)        (1.40)        (1.04)        (2.99)        (3.75)
                                         -------------------------------------------------------------------------------
    Total distributions .............          --          (1.71)        (1.40)        (1.04)        (2.99)        (4.01)
                                         -------------------------------------------------------------------------------

Net asset value, end of period ......      $20.99         $23.55        $27.09        $17.70        $14.48        $13.34
                                         ===============================================================================

Total return ........................      -10.87%+        -6.78%        61.66%        29.88%        32.10%         7.24%
                                         ===============================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ....................    $322,895       $388,264      $421,031      $190,634      $116,040       $89,594
Ratio of expenses to
  average net assets ................        1.13%*(1)      1.01%(1)       .89%(1)      1.02%         1.08%         1.08%
Ratio of net investment (loss) income
  to average net assets .............       (0.37)%*        (.68)%        (.22)%        (.34)%        (.14)%        1.44%
Portfolio turnover rate .............          50%+           78%           85%          183%          240%          146%

+    Not annualized

*    Annualized.

#    Dividend paid was less than one cent per share

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would have been 1.12% for the six months ended June 30, 2001.


See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and the National Bond Portfolio.

The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o NFDS
                              P.O. Box 219729
                              Kansas City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
ACCOUNTANTS                   1177 Avenue of the Americas
                              New York, NY 10036

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Sound View Drive, Suite 100
                              Greenwich, CT 06830

DIRECTORS                     Jean Bernhard Buttner
                              John W. Chandler
                              Frances T. Newton
                              Francis C. Oakley
                              David H. Porter
                              Paul Craig Roberts
                              Marion N. Ruth
                              Nancy-Beth Sheerr

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Stephen E. Grant
                              Vice President
                              Alan N. Hoffman
                              Vice President
                              Bradley T. Brooks
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Joseph Van Dyke
                              Assistant Secretary/Treasurer
                              Stephen La Rosa
                              Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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